SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of the Computation of Net Earnings per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Net income	$ 3,534	$ 5,668	$ 8,389
Weighted average number of Ordinary shares, net of treasury stock	10,159,049	9,796,380	9,622,181
Effect of dilutive securities: Add - stock options	207,759	205,791	209,447
Denominator for diluted net earnings per share - adjusted weighted average shares	10,366,808	10,002,171	9,831,628